Merger - Schedule of Fair Value of Consideration (Q1) (Details) - Old Cartesian $ in Thousands	Nov. 13, 2023 USD ($)
Business Acquisition [Line Items]
Total consideration	$ 168,465
Common stock
Business Acquisition [Line Items]
Forward contract to issue stock and options	2,713
Series A Preferred Stock
Business Acquisition [Line Items]
Forward contract to issue stock and options	155,308
Options
Business Acquisition [Line Items]
Forward contract to issue stock and options	$ 10,444